ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 510,967	$ 73,067	¥ 462,289	¥ 603,523
Prepayments and other current assets	196,756	28,136	251,994
Total current assets	2,124,859	303,851	2,649,657
Total assets	2,200,242	314,630	2,787,750
LIABILITIES AND EQUITY
Other current liabilities	1,766,044
Total liabilities	(1,985,821)	(283,968)	(2,406,988)
SHAREHOLDERS' DEFICIT
Treasury shares	(5,887)	(842)	(5,887)
Additional paid-in capital	3,181,343	454,926	3,172,820
Accumulated deficit	(3,950,384)	(564,897)	(3,883,992)
Accumulated other comprehensive income	72,635	10,387	74,357
Total 111, Inc.'s deficit	(702,234)	(100,418)	(642,644)
Total liabilities, mezzanine equity and equity	2,200,242	314,630	2,787,750
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	34	5	33
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	25	3	25
Parent
Current assets:
Cash and cash equivalents	41,040	5,869	58,086
Prepayments and other current assets	328	47	671
Total current assets	41,368	5,916	58,757
Total assets	41,368	5,916	58,757
LIABILITIES AND EQUITY
Other current liabilities	858	123	600
Amount due to subsidiaries	19,830	2,836	20,820
Deficit in subsidiaries	722,914	103,375	679,981
Total liabilities	(743,602)	(106,334)	(701,401)
SHAREHOLDERS' DEFICIT
Treasury shares	(5,887)	(842)	(5,887)
Additional paid-in capital	3,181,343	454,926	3,172,820
Accumulated deficit	(3,950,384)	(564,897)	(3,883,992)
Accumulated other comprehensive income	72,635	10,387	74,357
Total 111, Inc.'s deficit	(702,234)	(100,418)	(642,644)
Total liabilities, mezzanine equity and equity	41,368	5,916	58,757
Parent | Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	34	5	33
Parent | Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 3	¥ 25